UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31, 1999

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.)[   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           JBT INC.
Address:                        900 Third Avenue, 10th Floor
                                Suite 1001
                                New York, NY 10022



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Bin Bulsara
Title:                          Controller
Phone:                          212-750-8532
Signature, Place, and Date of Signing:

         /s/ Bin Bulsava            New York, NY                   2-3-99
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[   ]                           13F NOTICE.

[   ]                           13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    27

Form 13F Information Table Value    $119008

List of Other Included Managers:    None

                                                              FORM 13F-HR
                                                         YEAR ENDING 12/31/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS COMMON         G56462107         2431         10000 SH           x                    x
TRANSOCEAN SEDCO FOREX INC.  COMMON         G90078109          326          9679 SH           x                    x
AT & T CORPORATION COM       COMMON         001957109        10150        200000 SH           x                    x
ALLSTATE CORPORATION COM     COMMON         020002101         4800        200000 SH           x                    x
AMERICAN HOME PRODUCTS
  CORP COM                   COMMON         026609107         7888        200000 SH           x                    x
BAKER HUGHES INC.            COMMON         057224107         2106        100000 SH           x                    x
BANK ONE CORP.               COMMON         06423A103         6413        200000 SH           x                    x
CAREMARX RX INC.             COMMON         141705103         9239       1825000 SH           x                    x
HONEYWELL INTERNATIONAL INC. COMMON         438516106         4327         75000 SH           x                    x
IMCLONE SYSTEMS INC.         COMMON         45245W109         3753        105000 SH           x                    x
LABORATORY CORP OF
  AMERICA HOLDINGS           COMMON         50540R102         9654       2618000 SH           x                    x
MCI WORLDCOM INC.            COMMON         55268B106         7950        150000 SH           x                    x
MANPOWER INC.                COMMON         56418H100         5907        157000 SH           x                    x
MCKESSON HBOC INC.           COMMON         58155Q103         4513        200000 SH           x                    x
MONSANTO CO.                 COMMON         611662107         5344        150000 SH           x                    x
NAVISTAR INTERNATIONAL CORP. COMMON         63934E108         1658         34900 SH           x                    x
NETSPEAK CORP.               COMMON         64115D109         1253         60000 SH           x                    x
PACIFIC GATEWAY EX           COMMON         694327107         2703        159000 SH           x                    x
PHARMACIA-UPJOHN INC.        COMMON         716941109         4500        100000 SH           x                    x
SEAGRAM LTD.                 COMMON         811850106         6067        135000 SH           x                    x
SEALED AIR CORP.             COMMON         81211K100         5233        101000 SH           x                    x
SOLUTIA INC.                 COMMON         834376105         6329        410000 SH           x                    x
WASTE MANAGEMENT SVC         COMMON         94106L109         2578        150000 SH           x                    x
WESTPOINT STEVENS INC.       COMMON         961238102         2188        125000 SH           x                    x
AAMES FINANCIAL CORP.        DEBT           00253AAD3         1894       3000000 PRN          x                    x
CALL AHP JAN 0040            OPTION         026609ACN          263          1400              CALL                    x
CALL NAV JAN 0035            OPTION         63934EACF         (455)         (350)             CALL                    x
                                                            119008